Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 02, 2013
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916620
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2013
Prospectus Date	rr_ProspectusDate	Oct. 15, 2013